Organization and Operations (Details) $ / shares in Units, $ in Thousands										1 Months Ended	140 Months Ended
	Dec. 31, 2025 item	Jan. 31, 2025	Aug. 27, 2024	Jul. 13, 2023 $ / shares	Jul. 07, 2023	Apr. 06, 2023 $ / shares	Mar. 30, 2023	Oct. 26, 2021	May 12, 2014 item	Jan. 31, 2025	Dec. 31, 2025 item	Jul. 03, 2023 USD ($)
Organization and Operations
Number of LNG carriers acquired on IPO									3
Aggregate purchase price per common unit in cash | $ / shares				$ 8.65		$ 8.65
Special distribution per common unit in cash, included in aggregate purchase price | $ / shares						$ 3.28
Percentage of ownership by certain unitholders subject to cutback					4.90%
Right to receive cash for each common unit | $ / shares				$ 5.37
Percentage of ownership in each entity acquired											100.00%
Number of entities acquired											15
Number of vessels owned	8										8
Number of vessels under leaseback	3										3
Bridge Facility Agreement
Organization and Operations
Aggregate principal amount | $												$ 50,000
GAS-three Ltd.
Organization and Operations
Proportion of ownership interest held	100.00%
Leaseback bareboat charter period in years								5 years
GAS-five Ltd.
Organization and Operations
Proportion of ownership interest held	100.00%
Leaseback bareboat charter period in years							5 years
GAS-four Ltd.
Organization and Operations
Proportion of ownership interest held	100.00%
Leaseback bareboat charter period in years			3 years
BlackRock | GasLog Ltd. | GIC
Organization and Operations
Ownership interest sold										45.00%
GasLog Ltd. | GasLog Partners LP | Common units
Organization and Operations
Proportion of ownership interest held		100.00%
Blenheim Holdings Ltd and Onassis Foundation | GasLog Ltd.
Organization and Operations
Proportion of ownership interest held		55.00%